Revenue Recognition (Tables)	12 Months Ended
Dec. 31, 2025
Revenue Recognition [Abstract]
Schedule of Net Sales by Geography

Net sales by geography are as follows (in millions):

	For the Years Ended December 31,
	2025	2024	2023
United States	$4,764.0	$4,439.0	$4,288.8
International	3,467.5	3,239.6	3,105.4
Total	$8,231.5	$7,678.6	$7,394.2

Schedule of Net Sales by Product Category

Net sales by product category are as follows (in millions):

	For the Years Ended December 31,
	2025	2024	2023
Knees	$3,322.3	$3,173.5	$3,038.4
Hips	2,093.5	1,999.1	1,967.2
S.E.T	2,150.2	1,865.7	1,752.6
Technology & Data, Bone Cement and Surgical	665.6	640.3	636.0
Total	$8,231.5	$7,678.6	$7,394.2